DocumentAndEntityInformation	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0000350852
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Registrant Name	COMMUNITY TRUST BANCORP, INC.
Amendment Flag	false
Community Trust Bancorp, Inc. Employee Stock Ownership Plan [Member]
Document Information Line Items
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Amendment Flag	false